Supplementary Cash Flow Information	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplementary Cash Flow Information

16. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Six months ended June 30,
	2011	2010
Supplementary cash flow information:
Cash paid for interest	$108,898	$128,915
Cash paid for income taxes(1)	$242,776	$261,695
Cash inflow for income taxes from stock option exercises	$4,980	$2,378

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(874,302)	$(186,560)
Liabilities assumed	37,555	11,303
Noncontrolling interest	1,441	5,741
Notes assumed in connection with acquisition	1,731	11,009
Cash paid	(833,575)	(158,507)
Less cash acquired	12,435	1,678
Net cash paid for acquisitions	$(821,140)	$(156,829)
(1) Net of tax refund